S000061314 [Member] Investment Objectives and Goals - iShares U.S. Infrastructure ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares U.S. Infrastructure ETF IFRA | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares U.S. Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of equities of U.S. companies that have infrastructure exposure and that could benefit from a potential increase in domestic infrastructure activities.